LOSS BEFORE TAXATION - Additional Information - (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of LOSS BEFORE TAXATION [Line Items]
Employee benefits expense	¥ 33,302,000	¥ 42,246,000	¥ 68,025,000
Adjustment For Inventory Reversal Of Written Down	56,766,000	(55,973,000)	2,733,000
Cost Of inventories [Member]
Disclosure of LOSS BEFORE TAXATION [Line Items]
Employee benefits expense	19,867,000	27,087,000	48,857,000
Post-employment benefit expense, defined contribution plans	2,734,411	4,135,000	6,984,000
Operating Lease Payment	12,503,000	13,902,000	13,902,000
Reversal of inventory write-down	56,766,000
Adjustment For Inventory Reversal Of Written Down		55,973,000	(2,733,000)
Depreciation and amortisation expense	¥ 0	¥ 8,457,000	¥ 11,203,000